Cover	Feb. 09, 2026
Cover [Abstract]
Entity Registrant Name	LVPAI GROUP LIMITED
Entity Central Index Key	0000831378
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 09, 2026
Entity File Number	033-20966
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	76-0251547
Entity Address Address Line 1	50 West Liberty Street
Entity Address Address Line 2	Suite 880
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89501
City Area Code	646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	768-8417
Trading Symbol	LVPA